Other investments (Tables)	12 Months Ended
Dec. 31, 2021
Other investments
Summary of other investments

DKK thousand	2021	2020	2019
Other investments at January 1	32,333	35,557	32,582
Fair value adjustments	-8,217	69	2,193
Currency adjustments	2,791	-3,293	782
Other investments at December 31	26,907	32,333	35,557